SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Current income tax expense	$ 380	$ 9,523
Deferred income tax benefit	(238,652)	(108,490)
Effective tax	$ (238,272)	$ (98,967)